INCOME TAXES - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	$ (19,327)	$ (23,324)	$ (14,053)
Deferred tax gain	4,310	7,456	5,972
TOTAL INCOME TAX EXPENSE	$ (15,017)	$ (15,868)	(8,081)
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax gain			$ 1,004